ALGER GLOBAL GROWTH FUND
360 Park Avenue South
New York, New York  10010

March 1, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             Alger Global Growth Fund (File Nos.: 811-21308, 333-103283)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Alger Global Growth Fund (the “Trust”), we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment adds sales charge waiver information to Appendix A.

Enclosed herewith is a copy of the Amendment marked against Post-Effective Amendment No. 28 to the Registration Statement, filed with the Securities and Exchange Commission on February 21, 2017 (“PEA No. 28”).  The sources of all disclosure in the Amendment that is not substantially different than the disclosure contained in prior filings by the Trust is PEA No. 28.  That disclosure is not marked in the Amendment.  Accordingly, pursuant to Securities Act Release No. 6510 (February 15, 1984), we request, on behalf of the Trust, that you utilize selective review procedures to limit your review to any disclosure that is marked in the Amendment.

Should members of the Staff have any questions or comments regarding the Amendment, please call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:        Hal Liebes, Esq.
Christopher E. Ullman, Esq.